                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-249

Exact name of registrant as specified in charter:    Delaware Group Equity Funds I

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             October 31

Date of reporting period:                            January 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
DELAWARE BALANCED FUND
JANUARY 31, 2005

                                                                                 NUMBER OF       MARKET
                                                                                  SHARES          VALUE
                                                                               ------------   ------------
COMMON STOCK- 55.72%
Aerospace & Defense - 1.55%
Goodrich                                                                             56,700   $  1,944,810
Honeywell International                                                              60,000      2,158,800
                                                                                              ------------
                                                                                                 4,103,610
                                                                                              ------------
Automobiles & Automotive Parts - 0.53%
(*)General Motors                                                                    38,300      1,409,823
                                                                                              ------------
                                                                                                 1,409,823
                                                                                              ------------
Banking & Finance - 11.14%
American Express                                                                     64,300      3,430,405
Bank of America                                                                      53,500      2,480,795
Capital One Financial                                                                38,000      2,974,640
Citigroup                                                                           109,566      5,374,212
J.P. Morgan Chase                                                                    78,550      2,932,272
MBNA                                                                                 82,200      2,184,876
Mellon Financial                                                                     68,500      2,010,475
Merrill Lynch                                                                        51,800      3,111,626
Morgan Stanley                                                                       39,400      2,204,824
U.S. Bancorp                                                                         55,000      1,652,750
Wells Fargo                                                                          20,100      1,232,130
                                                                                              ------------
                                                                                                29,589,005
                                                                                              ------------
Basic Industry/Capital Goods - 2.05%
General Electric                                                                    150,750      5,446,598
                                                                                              ------------
                                                                                                 5,446,598
                                                                                              ------------
Buildings & Materials - 0.67%
Masco                                                                                48,400      1,781,120
                                                                                              ------------
                                                                                                 1,781,120
                                                                                              ------------
Business Services - 0.89%
+Accenture                                                                           90,600      2,360,130
                                                                                              ------------
                                                                                                 2,360,130
                                                                                              ------------
Cable, Media & Publishing - 2.58%
+Comcast Special Class A                                                             35,600      1,125,316
New York Times Class A                                                               39,800      1,547,424
Viacom Class B                                                                       59,300      2,214,262
+Westwood One                                                                        81,700      1,973,055
                                                                                              ------------
                                                                                                 6,860,057
                                                                                              ------------
Chemicals - 1.60%
Dow Chemical                                                                         40,700      2,022,790
duPont (E.I.) deNemours                                                              46,600      2,216,296
                                                                                              ------------
                                                                                                 4,239,086
                                                                                              ------------
Consumer Products - 0.52%
Clorox                                                                               23,300      1,384,486
                                                                                              ------------
                                                                                                 1,384,486
                                                                                              ------------
Energy - 2.40%
ChevronTexaco                                                                        31,000      1,686,400
Exxon Mobil                                                                          57,100      2,946,360
Kerr-McGee                                                                           28,300      1,747,525
                                                                                              ------------
                                                                                                 6,380,285
                                                                                              ------------
Food, Beverage & Tobacco - 2.32%
Anheuser-Busch                                                                       27,400      1,347,532
General Mills                                                                        23,300      1,234,667
PepsiCo                                                                              66,700      3,581,790
                                                                                              ------------
                                                                                                 6,163,989
                                                                                              ------------
Healthcare & Pharmaceuticals - 6.89%
Abbott Laboratories                                                                  32,800      1,476,656
+Amgen                                                                               27,100      1,686,704
+Boston Scientific                                                                   70,100      2,317,506
+Caremark Rx                                                                         54,500      2,130,950
Guidant                                                                              18,100      1,312,069
Pfizer                                                                               44,700      1,079,952
+Tenet Healthcare                                                                   150,700      1,496,451
Teva Pharmaceutical Industries ADR                                                   65,100      1,870,323
+Wellpoint Health Networks                                                           14,100      1,713,150
Wyeth                                                                                81,100      3,213,993
                                                                                              ------------
                                                                                                18,297,754
                                                                                              ------------

Industrial Machinery - 1.83%
ITT Industries                                                                       28,200      2,405,178
Tyco International                                                                   68,200      2,464,748
                                                                                              ------------
                                                                                                 4,869,926
                                                                                              ------------
Insurance - 2.44%
Aon                                                                                  72,300      1,644,102
CIGNA                                                                                19,600      1,572,900
(*)PMI Group                                                                         41,200      1,638,524
Prudential Financial                                                                 30,000      1,617,300
                                                                                              ------------
                                                                                                 6,472,826
                                                                                              ------------
Leisure, Lodging & Entertainment - 1.70%
Carnival                                                                             25,100      1,445,760
Marriott International Class A                                                       48,700      3,076,866
                                                                                              ------------
                                                                                                 4,522,626
                                                                                              ------------
Metals & Mining - 0.76%
Alcoa                                                                                68,000      2,006,680
                                                                                              ------------
                                                                                                 2,006,680
                                                                                              ------------
Paper & Forest Products - 0.77%
International Paper                                                                  52,300      2,047,545
                                                                                              ------------
                                                                                                 2,047,545
                                                                                              ------------
Retail - 3.59%
Best Buy                                                                             43,900      2,361,381
+Kohl's                                                                              25,600      1,203,456
McDonald's                                                                           85,500      2,769,345
Staples                                                                              97,300      3,185,602
                                                                                              ------------
                                                                                                 9,519,784
                                                                                              ------------
Technology/Communications - 0.79%
+Cisco Systems                                                                      116,600      2,103,464
                                                                                              ------------
                                                                                                 2,103,464
                                                                                              ------------
Technology/Hardware - 3.93%
+Applied Materials                                                                  135,700      2,157,630
+Broadcom Class A                                                                    34,300      1,091,769
Intel                                                                               159,500      3,580,775
National Semiconductor                                                              104,800      1,774,264
Pitney Bowes                                                                         40,800      1,825,392
                                                                                              ------------
                                                                                                10,429,830
                                                                                              ------------
Technology/Software - 3.63%
+Intuit                                                                              44,000      1,716,000
Microsoft                                                                           114,100      2,998,548
+Oracle                                                                             170,600      2,349,162
(*)SAP ADR                                                                           66,700      2,582,624
                                                                                              ------------
                                                                                                 9,646,334
                                                                                              ------------
Telecommunications - 1.60%
ALLTEL                                                                               34,000      1,871,360
BCE                                                                                  65,800      1,568,672
Nokia ADR                                                                            53,500        817,480
                                                                                              ------------
                                                                                                 4,257,512
                                                                                              ------------
Textiles, Apparel & Furniture - 1.04%
+Coach                                                                               49,300      2,765,730
                                                                                              ------------
                                                                                                 2,765,730
                                                                                              ------------
Utilities - 0.50%
Dominion Resources                                                                   19,000      1,318,220
                                                                                              ------------
                                                                                                 1,318,220
                                                                                              ------------
TOTAL COMMON STOCK (COST $129,491,547)                                                         147,976,420
                                                                                              ------------
PREFERRED STOCK- 0.12%
#Centaur Funding 144A 9.08%                                                             140        188,562
Nexen 7.35%                                                                           4,520        121,272
                                                                                              ------------
TOTAL PREFERRED STOCK (COST $254,505)                                                              309,834
                                                                                              ------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                               ------------
AGENCY ASSET-BACKED SECURITIES- 1.00%
^Fannie Mae Grantor Trust
Series 2004-T4 A2 3.93% 2/25/20                                                $    280,000        280,253
   Series 2004-T4 A3 4.42% 8/25/24                                                  285,000        287,082
^SLMA Student Loan Trust
   Series 2004-1 A1 2.74% 1/26/15                                                   755,587        756,004
   Series 2004-5 A2 2.73% 4/25/14                                                   710,000        710,363

   Series 2004-6 A2 2.74% 1/25/13                                                   630,000        630,671
                                                                                              ------------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $2,662,004)                                           2,664,373
                                                                                              ------------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 1.81%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                 212,294        226,474
   Series 2004-87 UD 4.75% 11/25/30                                                 240,000        239,508
   Series 2004-90 PC 5.00% 3/25/27                                                  200,000        203,543
   Series 2005-1 HC 5.00% 9/25/28                                                   385,000        392,195
   Series 2005-1 KZ 5.00% 2/25/35                                                   225,000        199,688
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                            186,142        207,005
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44                              302,376        315,605
Freddie Mac
   Series 2480 EH 6.00% 11/15/31                                                    267,496        269,946
   Series 2727 PM 4.50% 1/15/34                                                     190,000        177,173
   Series 2777 DE 4.00% 3/15/29                                                     215,000        208,033
   Series 2836 HQ 4.75% 5/15/29                                                     365,000        365,214
   Series 2889 OE 5.00% 1/15/30                                                     340,000        343,140
   Series 2890 PC 5.00% 7/15/30                                                     380,000        384,740
   Series 2902 LC 5.50% 12/15/17                                                    205,000        210,022
*Freddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                   320,000        318,066
   Series T-58 2A 6.50% 9/25/43                                                     355,053        371,163
GNMA Series 2002-62 B 4.763% 1/16/25                                                380,000        387,464
                                                                                              ------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,811,588)                               4,818,979
                                                                                              ------------
AGENCY MORTGAGE-BACKED SECURITIES- 9.27%
Fannie Mae
   5.00% 2/1/35 TBA                                                               1,660,000      1,656,369
   5.73% 12/1/08                                                                    234,360        246,956
   6.50% 8/1/17                                                                     225,000        236,093
Fannie Mae Balloon 7 yr 4.50% 11/1/10                                               525,821        527,464
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                    190,750        192,479
   5.00% 1/1/34                                                                     296,001        298,129
Fannie Mae S.F. 15 yr
   4.50% 2/1/19                                                                     427,477        427,344
   4.50% 7/1/19                                                                     426,795        426,662
   4.50% 3/1/20 TBA                                                                 140,000        139,781
   5.00% 2/1/20                                                                   2,220,000      2,255,381
   6.00% 4/1/17                                                                     189,657        198,666
   6.00% 6/1/17                                                                     182,890        191,577
Fannie Mae S.F.  30 yr
   5.00% 2/1/35 TBA                                                                 445,000        444,166
   5.00% 3/1/34                                                                   1,201,746      1,202,121
   5.50% 2/1/35 TBA                                                               4,220,000      4,297,805
   5.50% 3/1/29                                                                     562,628        575,287
   5.50% 4/1/29                                                                     633,308        647,557
   6.00% 2/15/35 TBA                                                              1,970,000      2,034,641
   6.50% 2/2/35 TBA                                                               2,415,000      2,527,448
   7.00% 9/1/33                                                                     480,000        508,050
   7.50% 6/1/31                                                                     303,618        325,441
^Freddie Mac ARM 3.731% 4/1/34                                                      311,868        316,449
Freddie Mac 30 yr. Relocation 5.00% 9/1/33                                          834,065        842,667
Freddie Mac S.F. 30 yr
   5.50% 11/1/33                                                                  1,983,499      2,025,028
   6.50% 10/1/33                                                                    166,020        173,906
   7.00% 11/1/33                                                                    194,718        206,158
   8.50% 4/1/09                                                                          34             36

GNMA S.F. 30 yr. TBA
   5.00% 2/1/35                                                                     800,000        805,250
   6.50% 2/1/35                                                                     805,000        847,514
   7.50% 9/15/31                                                                     27,770         29,818
                                                                                              ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $24,406,674)                                      24,606,243
                                                                                              ------------

AGENCY OBLIGATIONS- 0.64%
Fannie Mae
   @5.837% 10/9/19                                                                  370,000        171,412
   (*)3.375% 12/15/08                                                               235,000        231,225
@Financing Corporation Principal Strips
   PRN-2 5.031% 11/30/17                                                            540,000        292,369
   PRN-10 5.035% 11/30/17                                                           325,000        175,963
   (*)Freddie Mac 3.75% 8/3/07                                                      235,000        235,030
@Resolution Funding Interest Strip 5.24% 10/15/25                                 1,670,000        604,489
                                                                                              ------------
TOTAL AGENCY OBLIGATIONS (COST $1,657,206)                                                       1,710,488
                                                                                              ------------

ASSET-BACKED SECURITIES- 3.11%
American Express Credit Account Master Trust Series 2004-3 A 4.35% 12/15/11         355,000        359,683
AmeriCredit Automobile Receivables Trust Series 2001-C A4 5.01% 7/14/08             364,757        368,444
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09             165,000        166,302
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16         328,688        326,942
#Chase Funding Net Interest Margin Series 2003-6A Note 144A 5.00% 12/27/35           13,927         13,909
Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17                                                   260,000        251,950
   Series 2004-A4 3.20% 8/24/09                                                     240,000        236,955
Countrywide Asset-Backed Certificates
   ^Series 2004-13 AV2 2.79% 5/25/34                                                295,000        295,403
   ^Series 2004-9 AF2 3.337% 9/25/23                                                275,000        273,057
   #Series 2004-BC1N Note 144A 5.50% 4/25/35                                         87,053         86,904
   Series 2004-S1 A2 3.872% 3/25/20                                                 280,000        278,625
#GSAA Series Trust 2004-4N Note 144A 6.25% 5/25/34                                  153,753        153,609
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09           275,000        275,448
#Master ABS Net Interest Margin Trust Series 2003-CI2 N1 144A 6.65% 8/26/33           3,919          3,919
MBNA Credit Card Master Note Trust Series 2001-A1 A1 5.75% 10/15/08               1,100,000      1,132,543
^MBNA Master Credit Card Trust Series 1996-B A 2.74% 8/15/08                        560,000        561,597
^Merrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 2.88% 7/25/35                                              340,000        340,986
   Series 2005-NC1 A2B 2.797% 10/25/35                                              105,000        105,000
   Series 2005-WMC1 A2B 2.77% 9/25/35                                               310,000        310,000
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                    77,758         79,360
   Series 11 A1 4.864% 7/15/38                                                      141,002        138,175
^Novastar Home Equity Loan Series 2004-4 A2B 2.87% 3/25/35                          430,000        431,254
^Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                310,000        309,430
^Residential Asset Mortgage Products
   Series 2004 RS12 -AII2 2.76% 12/25/34                                            145,000        145,152
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                250,000        252,019
^Saxon Asset Securities Trust 2.75% 5/25/35                                         370,000        370,000
#Sharp Net Interest Margin Trust
   Series 2003-HE1N 144A 6.90% 11/25/33                                              59,543         59,667
   Series 2004-2N 144A 7.00% 1/25/34                                                120,840        120,840
#Sierra Receivables Funding Company Series 2003-2A A1 144A 3.03% 12/15/15           252,253        249,908
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                       266,579        251,956
^WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                           295,000        298,069
                                                                                              ------------
TOTAL ASSET-BACKED SECURITIES (COST $8,259,443)                                                  8,247,106
                                                                                              ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.63%
Bank of America Commercial Mortgage
   Series 2004-2 A2 3.52% 11/10/38                                                  215,000        210,574
   Series 2004-5 A3 4.561% 11/10/41                                                 225,000        226,590
   Series 2004-6 A5 4.811% 12/10/42                                                 385,000        388,917
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35        740,000        791,889
GMAC Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35                 720,000        771,964
^Greenwich Capital Commercial Funding Series 2005-GG3 A4 4.799% 8/10/42             470,000        472,328
#Hilton Hotel Series 2000-HLTA A1 144A 7.055% 10/3/15                               124,159        135,306
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                 215,000        226,692
   Series 2003-C1 A2 4.985% 1/12/37                                                 235,000        241,849
^Merrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41                   155,000        155,126
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                            420,000        452,316
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                        270,000        266,840
                                                                                              ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $4,384,253)                                    4,340,391
                                                                                              ------------
CORPORATE BONDS- 12.47%
Banking - 1.21%
^#Banco Santander 144A 2.80% 12/9/09                                           $    220,000        219,939
Citigroup 5.875% 2/22/33                                                            405,000        426,871
HSBC Bank USA 3.875% 9/15/09                                                        375,000        371,151
#Mizuho Finance Group 144A 5.79% 4/15/14                                            140,000        148,648
Popular North America 4.25% 4/1/08                                                  325,000        327,209
(*)Popular North America Capital Trust I 6.564% 9/15/34                             280,000        305,273
^#Rabobank Capital Funding II 144A 5.26% 12/29/49                                   195,000        200,325
^RBS Capital Trust I 4.709% 12/29/49                                                360,000        354,099
Regions Financial 6.375% 5/15/12                                                    365,000        407,225
^Wells Fargo 2.609% 9/28/07                                                         450,000        450,329
                                                                                              ------------
                                                                                                 3,211,069
                                                                                              ------------
Basic Industries - 0.16%
Barrick Gold Finance 7.50% 5/1/07                                                   225,000        242,562

Lubrizol 4.625% 10/1/09                                                             165,000        165,539
                                                                                              ------------
                                                                                                   408,101
                                                                                              ------------
Brokerage - 0.78%
#Amvescap 144A 4.50% 12/15/09                                                       320,000        319,194
Bear Stearns 4.65% 7/2/18                                                           325,000        309,341
Credit Suisse First Boston USA 6.125% 11/15/11                                      370,000        404,376
Franklin Resources 3.70% 4/15/08                                                    305,000        303,559
Goldman Sachs Group 6.345% 2/15/34                                                  335,000        360,057
Morgan Stanley
   ^2.51% 11/24/06                                                                  175,000        175,235
   4.75% 4/1/14                                                                     125,000        123,276
   5.30% 3/1/13                                                                      75,000         77,884
                                                                                              ------------
                                                                                                 2,072,922
                                                                                              ------------
Capital Goods - 0.42%
^#Bombardier Capital 144A 4.827% 5/30/05                                            465,000        464,753
General Electric 5.00% 2/1/13                                                       410,000        423,208
York International 6.625% 8/15/06                                                   225,000        233,681
                                                                                              ------------
                                                                                                 1,121,642
                                                                                              ------------
Communications - 1.62%
BellSouth
   4.20% 9/15/09                                                                    395,000        394,640
   4.75% 11/15/12                                                                   170,000        171,763
#COX Communications 144A 4.625% 1/15/10                                             155,000        154,510
InterActiveCorp 6.75% 11/15/05                                                      415,000        425,211
SBC Communications
   4.125% 9/15/09                                                                   225,000        223,628
   5.10% 9/15/14                                                                    320,000        322,913
   6.15% 9/15/34                                                                    275,000        288,762
Sprint Capital
   4.78% 8/17/06                                                                    225,000        228,431
   6.375% 5/1/09                                                                    135,000        145,909
   8.75% 3/15/32                                                                    530,000        720,018
#Telecom Italia Capital 144A 4.00% 1/15/10                                          200,000        195,507
(*)Telefonos de Mexico 4.50% 11/19/08                                               380,000        381,848
Thomson 5.75% 2/1/08                                                                210,000        220,008
Time Warner Entertainment 8.375% 3/15/23                                             55,000         70,352
Verizon Wireless 5.375% 12/15/06                                                    345,000        355,900
                                                                                              ------------
                                                                                                 4,299,400
                                                                                              ------------
Consumer Cyclical - 2.01%
^Centex 2.99% 8/1/07                                                                240,000        240,002
CVS 4.00% 9/15/09                                                                   295,000        293,086
^DaimlerChrysler Holding Corporation 2.94% 9/10/07                                  320,000        321,212
#Dana 144A 5.85% 1/15/15                                                            180,000        176,997
(*)Ford Motor 7.45% 7/16/31                                                         730,000        730,377
(*)Ford Motor Credit
   5.625% 10/1/08                                                                   170,000        170,691
   5.70% 1/15/10                                                                    150,000        149,700
   7.00% 10/1/13                                                                    235,000        248,085
(*)General Motors 8.375% 7/15/33                                                    470,000        474,563
GMAC
   6.125% 8/28/07                                                                   190,000        192,915
   6.75% 12/1/14                                                                    255,000        250,453
   7.75% 1/19/10                                                                    130,000        136,694
Johnson Controls 5.00% 11/15/06                                                     100,000        102,253
#Jones Apparel 144A 4.25% 11/15/09                                                  185,000        182,747
Liberty Media
   ^3.99% 9/17/06                                                                   600,000        607,164
   5.70% 5/15/13                                                                     75,000         73,545
Lowe's 7.50% 12/15/05                                                               350,000        362,915
Time Warner 8.18% 8/15/07                                                           575,000        633,310
                                                                                              ------------
                                                                                                 5,346,709
                                                                                              ------------
Consumer Non-Cyclical - 1.36%
#Amgen 144A 4.00% 11/18/09                                                          135,000        134,382
Caremark Rx 7.375% 10/1/06                                                          335,000        353,006
Kraft Foods
   (*)4.125% 11/12/09                                                               515,000        511,010
   5.625% 11/1/11                                                                   345,000        366,463
Medco Health Solutions 7.25% 8/15/13                                                420,000        475,474
Nabisco 6.85% 6/15/05                                                               270,000        273,607
Safeway 6.15% 3/1/06                                                                180,000        185,048
Universal 6.50% 2/15/06                                                             235,000        242,322
UST
   (*)6.625% 7/15/12                                                                335,000        377,065
   8.80% 3/15/05                                                                    375,000        377,664
#WellPoint 144A

   3.75% 12/14/07                                                                   175,000        174,196
   4.25% 12/15/09                                                                   140,000        139,536
                                                                                              ------------
                                                                                                 3,609,773
                                                                                              ------------
Electric - 1.51%
Avista 7.75% 1/1/07                                                                 630,000        671,976
Detroit Edison 5.05% 10/1/05                                                        325,000        329,110
Dominion Resources 7.195% 9/15/14                                                   225,000        261,783
(*)Duke Capital 5.668% 8/15/14                                                      200,000        208,308
FPL Group Capital 4.086% 2/16/07                                                    435,000        438,062
(*)#Power Contract Financing 144A 5.20% 2/1/06                                      269,321        273,074
Southern California Edison
   6.00% 1/15/34                                                                    205,000        225,336
   ^2.545% 12/13/07                                                                 260,000        259,749
(*)Southern Capital Funding 5.30% 2/1/07                                            280,000        291,518
#TXU 144A
   5.55% 11/15/14                                                                   345,000        345,251
   4.80% 1/15/09                                                                    325,000        324,003
TXU Elelectric Delivery 7.00% 5/1/32                                                145,000        173,090
TXU Energy 7.00% 3/15/13                                                            180,000        203,009
                                                                                              ------------
                                                                                                 4,004,269
                                                                                              ------------
Energy - 0.54%
#Canadian Oil Sands 144A 4.80% 8/10/09                                              215,000        217,864
Halliburton 5.50% 10/15/10                                                          105,000        110,938
USX 9.125% 1/15/13                                                                  310,000        395,339
Valero Energy 6.125% 4/15/07                                                        275,000        288,465
Weatherford International 4.95% 10/15/13                                            420,000        421,885
                                                                                              ------------
                                                                                                 1,434,491
                                                                                              ------------
Finance - 0.34%
#Berkshire Hathaway Finance Corporation 144A
   ^2.66% 1/11/08                                                                   290,000        290,027
   4.125% 1/15/10                                                                   225,000        225,061
Caterpiller Finance Service 4.75% 2/17/15                                           105,000        105,749
^#Premimun Asset Series 2005-2 144A 2.67% 2/2/07                                    270,000        269,892
                                                                                              ------------
                                                                                                   890,729
                                                                                              ------------
Insurance - 1.09%
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                      20,000         20,605
   (*)8.625% 5/1/24                                                                 425,000        514,569
Marsh & McLennan 5.375% 3/15/07                                                     400,000        408,486
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                     265,000        325,174
*^#North Front Pass-Through Trust 144A 5.81% 12/15/24                               500,000        514,941
^#Oil Insurance 144A 5.15% 8/15/33                                                  485,000        488,553
Prudential Financial 4.104% 11/15/06                                                220,000        221,958
*^#Twin Reefs Pass-Through Trust 144A 3.42% 12/31/49                                400,000        402,321
                                                                                              ------------
                                                                                                 2,896,607
                                                                                              ------------
Natural Gas - 0.59%
Atmos Energy 3.035% 10/15/07                                                        220,000        220,138
#Enterprise Products Operating 144A
   4.00% 10/15/07                                                                   285,000        283,808
   4.625% 10/15/09                                                                  240,000        239,681
#Gulf South Pipeline 144A 5.05% 2/1/15                                               50,000         50,252
^Sempra Energy 2.809% 5/21/08                                                       245,000        244,988
Valero Logistics Operations 6.05% 3/15/13                                           495,000        527,425
                                                                                              ------------
                                                                                                 1,566,292
                                                                                              ------------
Real Estate - 0.11%
Developers Diversified Realty 4.625% 8/1/10                                         295,000        293,244
                                                                                              ------------
                                                                                                   293,244
                                                                                              ------------
Technology - 0.20%
Motorola 4.608% 11/16/07                                                            530,000        538,115
                                                                                              ------------
                                                                                                   538,115
                                                                                              ------------
Transportation - 0.53%
(*)American Airlines 6.817% 5/23/11                                                 180,000        170,725
(*)Continental Airlines 6.503% 6/15/11                                              565,000        541,754
^CSX 2.48% 8/3/06                                                                   130,000        130,151
#Erac USA Finance 144A 7.35% 6/15/08                                                520,000        571,909
                                                                                              ------------
                                                                                                 1,414,539
                                                                                              ------------
TOTAL CORPORATE BONDS (COST $32,382,945)                                                        33,107,902
                                                                                              ------------

MUNICIPAL BONDS- 1.83%
^Arizona Educational Loan Marketing Corporation 2.50% 12/1/13                       522,000        522,489
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                          310,000        333,405
California State
   5.00% 2/1/33                                                                     120,000        123,388
   5.25% 7/1/13                                                                     245,000        277,257
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                 725,000        811,876

^Forsyth, Montana Pollution Control Revenue (Portland General Project)
 Series A 5.20% 5/1/33                                                              180,000        190,831
Golden State Tobacco Securitization Series B 5.50% 6/1/43                           210,000        224,671
Illinois State Taxable Pension 5.10% 6/1/33                                         170,000        169,458
Metropolitan Washington District of Columbia Airport Authority
 5.00% 10/1/34 (FSA) (AMT)                                                          175,000        179,275
New Jersey Economic Development (Cigarette Tax) 5.75% 6/15/29                       220,000        233,820
New York State Urban Development 5.25% 3/15/34 (FGIC)                               210,000        226,309
Oregon State 5.892% 6/1/27                                                          200,000        222,326
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                         500,000        532,459
Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                  290,000        317,072
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                              100,000        103,580
   6.07% 7/1/26                                                                     360,000        387,558
                                                                                              ------------
TOTAL MUNICIPAL BONDS (COST $4,655,570)                                                          4,855,774
                                                                                              ------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 4.58%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                572,593        587,623
   Series 2004-2 1A1 6.00% 3/25/34                                                  397,877        408,072
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                             364,936        368,357
^Bank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                  22,739         22,694
   Series 2003-I 2A4 3.828% 10/25/33                                                630,000        626,577
   Series 2004-A 1A1 3.491 2/25/34                                                  220,211        218,374
   Series 2004-E 1A1 3.532% 6/25/34                                                 353,813        350,073
   Series 2004-G 2A6 4.657% 8/25/34                                                 375,000        381,151
   Series 2004-L 4A1 5.18% 1/25/35                                                  539,682        546,374
^Countrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34               255,000        255,490
*^Countrywide Home Loan Mortgage Pass Through Trust
   Series 2001-HYB2 3A1 5.438% 9/19/31                                              123,096        123,133
   Series 2003-56 3A7B 4.71% 12/25/33                                               415,000        418,352
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                385,628        399,299
   Series 2004-1 3A1 7.00% 2/25/34                                                  167,867        173,798
^Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                       245,000        244,722
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                 144,540        153,372
   ^Series 2004-AR5 4A1 5.663% 10/25/34                                             319,541        329,735
#GSMPS Mortgage Loan Trust
   Series 1998-3 A 144A 7.75% 9/19/27                                               135,754        145,362
   Series 1999-3 A 144A 8.00% 8/19/29                                               228,384        245,231
^Mastr Adjustable Rate Mortgages Trust Series 2003-6 1A2 3.00% 12/25/33             380,000        376,077
Mastr Alternative Loans Trust
   Series 2003-9 1A1 5.50% 12/25/18                                                 560,064        572,424
   Series 2003-6 3A1 8.00% 9/25/33                                                  107,351        111,923
(*)^Nomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34                       305,000        304,363
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                              225,041        229,487
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                277,114        285,500
   Series 2004-SL4 A3 6.50% 7/25/32                                                 284,118        292,987
^Structured Adjustable Rate Mortgage Loan Trust Series
 2004-18 5A 5.50% 12/25/34                                                          255,333        260,120
Structured Asset Securities
   ^Series 2002-22H 1A 6.997% 11/25/32                                              140,759        144,361
   Series 2004-12H 1A 6.00% 5/25/34                                                 430,457        440,143
   ^Series 2005-NC1 A7 2.76% 2/25/35                                                340,000        340,000
Washington Mutual
   ^Series 2002-AR16 A 4.015% 12/25/32                                              262,508        262,100
   ^Series 2003-AR4 A7 3.95% 5/25/33                                                200,534        199,600
   ^Series 2003-AR9 1A7 4.06% 9/25/33                                               264,043        261,587
   Series 2004-CB3 4A 6.00% 10/25/19                                                506,431        527,163
^Wells Fargo Mortgage Backed Securities Trust
   Series 2003-K 2A5 4.521% 11/25/33                                                325,000        315,192
   Series 2003-M A1 4.734% 12/25/33                                                 611,077        609,740
   Series 2004-DD 2A3 4.545% 1/25/35                                                330,000        332,037
   Series 2004-I 1A1 3.391% 7/25/34                                                 290,785        289,514
                                                                                              ------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $12,168,772)                         12,152,107
                                                                                              ------------
U.S. TREASURY OBLIGATIONS- 3.49%
(*)U.S. Treasury Bond 5.375% 2/15/31                                              3,005,000      3,362,432
U.S. Treasury Inflation Index Notes
   (*)0.875% 4/15/10                                                                569,627        561,617
   ++1.625% 1/15/15                                                               1,105,298      1,103,313
   2.00% 1/15/14                                                                    739,081        764,863
   (*)2.00% 7/15/14                                                                 896,735        927,316
   (*)2.375% 1/15/25                                                                770,078        828,736
   (*)3.00% 7/15/12                                                                 244,322        271,618

U.S. Treasury Note
   (*)3.00% 12/31/06                                                              1,020,000       1,015,378
   (*)3.50% 12/15/09                                                                115,000         114,070
   3.625% 1/15/10                                                                   225,000         224,350
   (*)4.25% 11/15/14                                                                 90,000          90,858
                                                                                              -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $9,077,791)                                                 9,264,551
                                                                                              -------------
REPURCHASE AGREEMENT - 9.92%
With BNP Paribas 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $13,868,928,
collateralized by $14,307,000 U.S. Treasury
Bills due 7/7/05, market value $14,150,307)                                      13,868,000      13,868,000

With UBS Warburg 2.41% 2/1/05
(dated 1/31/05, to be repurchased at $12,479,835,
collateralized by $4,160,000 U.S. Treasury Bills
due 5/5/05, market value $4,130,844 and $8,654,000
U.S. Treasury Bills due 5/12/05, market value $8,602,154)                        12,479,000      12,479,000
                                                                                              -------------
TOTAL REPURCHASE AGREEMENTS (COST $26,347,000)                                                   26,347,000
                                                                                              -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING
 COLLATERAL - 105.59%                                                                           280,401,168
                                                                                              -------------
   (cost $260,559,298)

SECURITIES LENDING COLLATERAL##- 4.58%
  SHORT-TERM INVESTMENTS
Bank of America 2.31% 2/4/05                                                        217,355         217,353
Bank of Nova Scotia 2.60% 3/29/05                                                   130,405         130,396
Barclays New York 2.37% 6/1/05                                                       43,473          43,457
Bayerische Landesbank 2.51% 2/28/06                                                 434,521         434,711
Bear Stearns
   2.56% 3/18/05                                                                    391,324         391,488
   2.65% 1/17/06                                                                     86,914          87,000
Beta Finance
   2.30% 2/11/05                                                                    372,175         371,925
   2.51% 3/21/05                                                                     95,548          95,225
Calyon 2.32% 4/19/05
                                                                                    434,670         434,689
Citigroup Global Markets 2.57% 2/7/05                                               469,572         469,488
Credit Swiss First Boston New York 2.56% 12/29/05                                    91,270          91,296
Deutsche Bank Financial 2.57% 2/22/05                                                86,955          86,964
General Electric Capital 2.56% 2/3/05                                               130,464         130,474
Goldman Sachs 2.64% 12/2/05                                                         478,057         478,182
ING Bank 2.29% 2/2/05                                                               434,711         434,711
Landesbank Hessen 2.35% 2/2/05                                                       86,942          86,942
Lehman Brothers 2.48% 2/1/05                                                          4,347           4,347
Lehman Holdings 2.58% 12/23/05                                                      434,706         435,230
Lloyds Bank London 2.32% 2/7/05                                                     434,719         434,711
Marshall & Ilsley Bank 2.51% 12/29/05                                               434,758         434,737
Merrill Lynch Mortgage Capital
   2.60% 4/5/05                                                                      34,777          34,777
   2.60% 4/12/05                                                                    434,711         434,711
Morgan Stanley
   2.55% 2/1/05                                                                   1,009,409       1,009,409
   2.58% 3/10/05                                                                    347,749         347,769
   2.60% 2/28/06                                                                     86,790          86,942
   2.68% 1/31/06                                                                     43,436          43,471
Nordea Bank New York 2.32% 5/13/05                                                  434,678         434,650
Pfizer 2.36% 2/28/06                                                                417,323         417,323
Proctor & Gamble 2.42% 2/28/06                                                      434,711         434,711
Rabobank, New York 2.86% 3/2/05                                                     434,694         434,684
Royal Bank of Canada 2.49% 6/27/05                                                  434,714         434,657
Sheffield Receivable 2.49% 2/24/05                                                  477,924         477,161
Sigma Finance 2.37% 9/30/05                                                         408,667         408,553
Societe Generale London 2.43% 3/7/05                                                 86,947          86,942
Societe Generale New York 2.42% 6/14/05                                             218,151         218,112
Sun Trust Bank 2.54% 8/5/05                                                         218,085         218,026
Washington Mutual 2.60% 4/1/05                                                      478,178         478,182
Wells Fargo 2.45% 2/28/06                                                           434,735         434,711
Wilmington Trust 2.36% 2/8/05                                                       434,718         434,711
                                                                                              -------------
TOTAL SECURITIES LENDING COLLATERAL (COST $12,162,828)                                           12,162,828
                                                                                              -------------
TOTAL MARKET VALUE OF SECURITIES - 110.17%
   (cost $272,722,126)
                                                                                              $ 292,563,996++++
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (4.58)##                                   (12,162,828)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (5.59%)                           (14,853,910)**
                                                                                              -------------
NET ASSETS APPLICABLE TO 16,587,676 SHARES OUTSTANDING - 100.00%                              $ 265,547,258
                                                                                              -------------

+Non-income producing security for the period ended January 31, 2005.
++Fully or partially pledged as collateral for financial futures contracts. @Zero Coupon Bond. The interest shown is the yield at the time of purchase. ++++Includes $16,127,341 of securities loaned.
^Variable Rate Note. The interest rate shown is the rate as of January 31, 2005. (*) Fully or partially on loan.
*Pass Through Agreement - Security represents the contractual right to receive a proportional amount of the underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
**Of the amount $20,912,972 represents payables for securities purchased as of January 31, 2005.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in "Notes."
##See Note 4 in "Notes."

Summary of Abbreviations:
ADR - American Depositary Receipts
ABS - Asset -Backed Security
AMBAC - Insured by the Ambac Assurance Corporation
AMT - Subject to Alternative Minimum Tax
ARM - Adjustable Rate Mortgage
FSA - Insured by the Financial Security assurance
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr. - Year

FUTURES CONTRACTS(1)

The following futures contracts were outstanding at January 31, 2005:

                                                                                          UNREALIZED
 CONTRACTS                           NOTIONAL           NOTIONAL                         APPRECIATION
TO BUY (SELL)                     COST (PROCEEDS)        VALUE        EXPIRATION DATE   (DEPRECIATION)
-------------------------------   ---------------   ---------------   ---------------   --------------
(5) U.S. Treasury 2 year Notes    $    (1,048,905)  $    (1,045,313)      3/31/05       $        3,592
 3  U.S. Treasury 10 year Notes           334,557           336,797       3/31/05                2,240
(9) U.S. Treasury Long Bond            (1,021,468)       (1,033,594)      3/31/05              (12,126)
                                                                                        --------------
                                                                                        $       (6,294)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENT(2)

The following swap agreement was outstanding at January 31, 2005:

 NOTIONAL    EXPIRATION
  AMOUNT        DATE                   DESCRIPTION                     UNREALIZED GAIN
-----------  ----------   ------------------------------------------   ---------------
$ 3,295,000    3/31/05    Agreement with Goldman Sachs                    $  11,274
                          Capital Markets ("GSCM") to receive
                          the notional amount multiplied by the
                          return on the Lehman Brothers Commercial
                          MBS Index AAA and to pay the notional
                          amount multiplied by the 1 month BBA LIBOR
                          adjusted by a spread of minus 0.10%.

(1) See Note #3 in "Notes."
(2) See Note #5 in "Notes."

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I, Delaware Balanced Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS

At January 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $ 262,613,963
                                            -------------
Aggregate unrealized appreciation              22,856,945
Aggregate unrealized depreciation              (5,069,740)
                                            -------------
Net unrealized appreciation                 $  17,787,205
                                            -------------

For federal income tax purposes, at October 31, 2004, capital loss carryforwards of $61,827,891 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $18,819,119 expires in 2009, $37,226,864 expires in 2010, $5,781,908 expires in 2011.

3. FUTURES CONTRACTS

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. SECURITIES LENDING

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2005, the market value of securities on loan was $16,127,341, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $4,227,108 and cash collateral of $12,162,828. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. SWAP AGREEMENTS

During the period ended January 31, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

6. CREDIT AND MARKET RISKS

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayment of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


        Jude T. Driscoll
--------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 30, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


        Michael P. Bishof
--------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 30, 2005

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS I


        Jude T. Driscoll
--------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 30, 2005


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        Jude T. Driscoll
--------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   January 30, 2005


        Michael P. Bishof
--------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 30, 2005